Distribution Date:	08/15/25	Wells Fargo Commercial Mortgage Trust 2015-SG1
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-SG1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-16		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	17-18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	24-25		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989QAS9	1.568000%	30,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989QAT7	2.965000%	17,909,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989QAU4	3.715000%	6,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989QAV2	3.789000%	391,844,000.00	100,101,648.34	100,101,648.34	316,070.95	0.00	0.00	100,417,719.29	0.00	0.00%	30.00%
A-SB	94989QAW0	3.556000%	54,770,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	41,189,000.00	138,909.90	0.00	0.00	41,327,909.90	0.00	0.00%	24.25%
B	94989QBA7	4.569933%	44,771,000.00	44,771,000.00	6,315,384.47	170,500.39	0.00	0.00	6,485,884.86	38,455,615.53	74.70%	18.00%
C	94989QBB5	4.569933%	33,130,000.00	33,130,000.00	0.00	126,168.24	0.00	0.00	126,168.24	33,130,000.00	52.90%	13.38%
D	94989QBD1	4.569933%	38,503,000.00	38,503,000.00	0.00	146,630.11	0.00	0.00	146,630.11	38,503,000.00	27.57%	8.00%
E	94989QAL4	3.277000%	17,908,000.00	17,908,000.00	0.00	48,903.76	0.00	0.00	48,903.76	17,908,000.00	15.79%	5.50%
F	94989QAN0	3.277000%	8,059,000.00	8,059,000.00	0.00	25,368.32	0.00	0.00	25,368.32	8,059,000.00	10.49%	4.38%
G	94989QAQ3	3.277000%	31,339,406.00	15,936,717.65	0.00	1,207,206.33	0.00	0.00	1,207,206.33	15,936,717.65	0.00%	0.00%
R	94989QBE9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989QBG4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			716,328,408.00	299,598,365.99	147,606,032.81	2,179,758.00	0.00	0.00	149,785,790.81	151,992,333.18

X-A	94989QAY6	0.705721%	542,618,000.00	141,290,648.34	0.00	83,093.15	0.00	0.00	83,093.15	0.00
X-E	94989QAA8	1.292933%	17,908,000.00	17,908,000.00	0.00	19,294.87	0.00	0.00	19,294.87	17,908,000.00
X-F	94989QAC4	1.292933%	8,059,000.00	8,059,000.00	0.00	8,683.12	0.00	0.00	8,683.12	8,059,000.00
X-G	94989QAE0	1.292933%	31,339,406.00	15,936,717.65	0.00	17,170.92	0.00	0.00	17,170.92	15,936,717.65
Notional SubTotal			599,924,406.00	183,194,365.99	0.00	128,242.06	0.00	0.00	128,242.06	41,903,717.65

Deal Distribution Total					147,606,032.81	2,308,000.06	0.00	0.00	149,914,032.87

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989QAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989QAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989QAV2	255.46301166	255.46301166	0.80662445	0.00000000	0.00000000	0.00000000	0.00000000	256.26963611	0.00000000
A-SB	94989QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989QAX8	1,000.00000000	1,000.00000000	3.37249994	0.00000000	0.00000000	0.00000000	0.00000000	1,003.37249994	0.00000000
B	94989QBA7	1,000.00000000	141.05971432	3.80827746	0.00000000	0.00000000	0.00000000	0.00000000	144.86799178	858.94028568
C	94989QBB5	1,000.00000000	0.00000000	3.80827769	0.00000000	0.00000000	0.00000000	0.00000000	3.80827769	1,000.00000000
D	94989QBD1	1,000.00000000	0.00000000	3.80827754	0.00000000	0.00000000	0.00000000	0.00000000	3.80827754	1,000.00000000
E	94989QAL4	1,000.00000000	0.00000000	2.73083315	0.00000000	0.00000000	0.00000000	0.00000000	2.73083315	1,000.00000000
F	94989QAN0	1,000.00000000	0.00000000	3.14782479	(0.41699094)	0.00000000	0.00000000	0.00000000	3.14782479	1,000.00000000
G	94989QAQ3	508.52009288	0.00000000	38.52039602	(37.13171239)	60.08800007	0.00000000	0.00000000	38.52039602	508.52009288
R	94989QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	94989QBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989QAY6	260.38695425	0.00000000	0.15313379	0.00000000	0.00000000	0.00000000	0.00000000	0.15313379	0.00000000
X-E	94989QAA8	1,000.00000000	0.00000000	1.07744416	0.00000000	0.00000000	0.00000000	0.00000000	1.07744416	1,000.00000000
X-F	94989QAC4	1,000.00000000	0.00000000	1.07744385	0.00000000	0.00000000	0.00000000	0.00000000	1.07744385	1,000.00000000
X-G	94989QAE0	508.52009288	0.00000000	0.54790190	0.00000000	0.00000000	0.00000000	0.00000000	0.54790190	508.52009288

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/25 - 07/30/25	30	0.00	316,070.95	0.00	316,070.95	0.00	0.00	0.00	316,070.95	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/25 - 07/30/25	30	0.00	83,093.15	0.00	83,093.15	0.00	0.00	0.00	83,093.15	0.00
X-E	07/01/25 - 07/30/25	30	0.00	19,294.87	0.00	19,294.87	0.00	0.00	0.00	19,294.87	0.00
X-F	07/01/25 - 07/30/25	30	0.00	8,683.12	0.00	8,683.12	0.00	0.00	0.00	8,683.12	0.00
X-G	07/01/25 - 07/30/25	30	0.00	17,170.92	0.00	17,170.92	0.00	0.00	0.00	17,170.92	0.00
A-S	07/01/25 - 07/30/25	30	0.00	138,909.90	0.00	138,909.90	0.00	0.00	0.00	138,909.90	0.00
B	07/01/25 - 07/30/25	30	0.00	170,500.39	0.00	170,500.39	0.00	0.00	0.00	170,500.39	0.00
C	07/01/25 - 07/30/25	30	0.00	126,168.24	0.00	126,168.24	0.00	0.00	0.00	126,168.24	0.00
D	07/01/25 - 07/30/25	30	0.00	146,630.11	0.00	146,630.11	0.00	0.00	0.00	146,630.11	0.00
E	07/01/25 - 07/30/25	30	0.00	48,903.76	0.00	48,903.76	0.00	0.00	0.00	48,903.76	0.00
F	07/01/25 - 07/30/25	30	3,360.53	22,007.79	0.00	22,007.79	(3,360.53)	0.00	0.00	25,368.32	0.00
G	07/01/25 - 07/30/25	30	3,046,808.04	43,520.52	0.00	43,520.52	(1,163,685.81)	0.00	0.00	1,207,206.33	1,883,122.23
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,050,168.57	1,140,953.72	0.00	1,140,953.72	(1,167,046.34)	0.00	0.00	2,308,000.06	1,883,122.23

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989QAX8	4.047000%	41,189,000.00	41,189,000.00	41,189,000.00	138,909.90	0.00	0.00	41,327,909.90	0.00
A-S (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989QBA7	4.569933%	44,771,000.00	44,771,000.00	6,315,384.47	170,500.39	0.00	0.00	6,485,884.86	38,455,615.53
B (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989QBB5	4.569933%	33,130,000.00	33,130,000.00	0.00	126,168.24	0.00	0.00	126,168.24	33,130,000.00
C (PEX)	NA	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			119,090,003.00	119,090,000.00	47,504,384.47	435,578.53	0.00	0.00	47,939,963.00	71,585,615.53

Exchangeable Certificate Details
PEX	94989QBC3	N/A	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	149,914,032.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,154,429.63	Master Servicing Fee	10,779.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,415.32
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	128.99
ARD Interest	0.00	Trust Advisor Fee	941.65
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,154,429.63	Total Fees	13,475.89

Principal		Expenses/Reimbursements
Scheduled Principal	107,701,665.73	Reimbursement for Interest on Advances	92.81
Unscheduled Principal Collections		ASER Amount	(946,380.13)
Principal Prepayments	39,904,367.08	Special Servicing Fees (Monthly)	(268,474.62)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	47,715.60
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	147,606,032.81	Total Expenses/Reimbursements	(1,167,046.34)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,308,000.06
Excess Liquidation Proceeds	0.00	Principal Distribution	147,606,032.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	149,914,032.87
Total Funds Collected	148,760,462.44	Total Funds Distributed	148,760,462.42

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	299,598,365.99	299,598,365.99	Beginning Certificate Balance	299,598,365.99
(-) Scheduled Principal Collections	107,701,665.73	107,701,665.73	(-) Principal Distributions	147,606,032.81
(-) Unscheduled Principal Collections	39,904,367.08	39,904,367.08	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	151,992,333.18	151,992,333.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	299,829,188.44	299,829,188.44	Ending Certificate Balance	151,992,333.18
Ending Actual Collateral Balance	152,117,647.33	152,117,647.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	6	92,343,973.09	60.76%	(1)	4.3673	0.997343
2,000,001 to 3,000,000	1	2,640,000.00	1.74%	(1)	4.4200	2.105800	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	6,896,641.73	4.54%	0	4.6000	1.486800
4,000,001 to 5,000,000	2	9,645,250.23	6.35%	0	4.8153	0.807587	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,350,000.00	3.52%	(2)	4.1050	3.359300	1.61 to 1.70	2	23,524,402.09	15.48%	(2)	4.3164	1.651551
6,000,001 to 7,000,000	2	13,246,641.73	8.72%	(1)	4.4178	1.554822	1.71 to 1.80	1	9,230,000.00	6.07%	(2)	4.1380	1.719400
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,230,000.00	6.07%	(2)	4.1380	1.719400	2.01 to 2.25	2	14,647,316.27	9.64%	(2)	3.9363	2.066615
10,000,001 to 15,000,000	3	40,403,761.99	26.58%	(2)	4.2188	1.347566	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	32,874,402.09	21.63%	(1)	4.2321	1.063604	2.51 or greater	1	5,350,000.00	3.52%	(2)	4.1050	3.359300
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	13	151,992,333.18	100.00%	(1)	4.3053	1.350838
30,000,001 to 50,000,000	1	38,602,277.14	25.40%	(1)	4.3520	1.246500
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	13	151,992,333.18	100.00%	(1)	4.3053	1.350838
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	23,690,000.00	15.59%	(2)	4.1375	1.265826
							Mixed Use	2	21,050,000.00	13.85%	(2)	4.1020	1.160480
Delaware	1	12,007,316.27	7.90%	(2)	3.8300	2.058000
							Office	6	54,168,337.68	35.64%	(1)	4.4459	1.175023
Florida	2	11,067,391.87	7.28%	(2)	4.4075	1.076375
							Other	1	6,350,000.00	4.18%	(3)	4.2200	1.628700
Indiana	1	14,086,010.79	9.27%	(1)	4.4900	1.211400
							Retail	3	70,423,995.30	46.33%	(1)	4.2655	1.417074
Minnesota	1	9,230,000.00	6.07%	(2)	4.1380	1.719400
							Totals	12	151,992,333.18	100.00%	(1)	4.3053	1.350838
Ohio	1	6,896,641.73	4.54%	0	4.6000	1.486800

Texas	1	4,927,858.36	3.24%	0	4.9640	1.262000

Virginia	2	70,087,113.96	46.11%	(1)	4.3369	1.172791

Totals	12	151,992,333.18	100.00%	(1)	4.3053	1.350838

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	12,007,316.27	7.90%	(2)	3.8300	2.058000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	36,630,000.00	24.10%	(2)	4.1315	1.382484	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	86,813,124.95	57.12%	(1)	4.3643	1.289232	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	11,614,033.60	7.64%	0	4.6244	1.018109	49 months or greater	13	151,992,333.18	100.00%	(1)	4.3053	1.350838
	4.751% to 5.000%	1	4,927,858.36	3.24%	0	4.9640	1.262000	Totals	13	151,992,333.18	100.00%	(1)	4.3053	1.350838
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	151,992,333.18	100.00%	(1)	4.3053	1.350838
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	13	151,992,333.18	100.00%	(1)	4.3053	1.350838	Interest Only	5	39,270,000.00	25.84%	(2)	4.1509	1.431111
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	112,722,333.18	74.16%	(1)	4.3591	1.322873
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	151,992,333.18	100.00%	(1)	4.3053	1.350838	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	13	151,992,333.18	100.00%	(1)	4.3053	1.350838
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		1	17,174,402.09	11.30%	(1)	4.3520	1.660000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	11	130,100,539.22	85.60%	(1)	4.2863	1.346936	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	4,717,391.87	3.10%	0	4.6600	0.332900	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	151,992,333.18	100.00%	(1)	4.3053	1.350838
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304430001	RT	Newport News	VA	Actual/360	4.352%	145,018.27	94,485.86	0.00	N/A	07/05/25	--	38,696,763.00	38,602,277.14	08/05/25
1A	304430002				Actual/360	4.352%	64,519.56	42,037.37	0.00	N/A	07/05/25	--	17,216,439.46	17,174,402.09	08/05/25
2	310928804	RT	Las Vegas	NV	Actual/360	4.680%	161,134.88	39,983,840.12	0.00	N/A	08/11/25	--	39,983,840.12	0.00	08/11/25
3	304430003	OF	Naples	FL	Actual/360	4.620%	131,326.19	33,010,352.73	0.00	N/A	08/01/25	--	33,010,352.73	0.00	08/01/25
8	303161008	OF	Richmond	VA	Actual/360	4.278%	52,822.68	28,618.10	0.00	N/A	06/01/25	--	14,339,053.03	14,310,434.93	07/01/25
9	303161020	OF	Indianapolis	IN	Actual/360	4.490%	54,566.55	27,040.67	0.00	N/A	07/01/25	--	14,113,051.46	14,086,010.79	07/01/25
11	303161012	MU	San Francisco	CA	Actual/360	4.101%	55,443.24	0.00	0.00	N/A	06/01/25	--	15,700,000.00	15,700,000.00	05/01/25
13	304430013	RT	New Castle Hundred	DE	Actual/360	3.830%	39,685.84	25,787.51	0.00	N/A	06/01/25	--	12,033,103.78	12,007,316.27	08/01/25
16	303161022	LO	Hapeville	GA	Actual/360	4.540%	41,249.04	10,551,126.33	0.00	N/A	08/01/25	--	10,551,126.33	0.00	08/01/25
18	416000205	MF	Atlanta	GA	Actual/360	4.710%	38,073.06	9,387,234.08	0.00	N/A	08/01/25	--	9,387,234.08	0.00	08/01/25
23	304430023	SS	San Luis Obispo	CA	Actual/360	4.230%	28,371.67	7,789,064.86	0.00	N/A	08/01/25	--	7,789,064.86	0.00	08/01/25
25	303161010	OF	Edina	MN	Actual/360	4.138%	32,889.05	0.00	0.00	N/A	06/01/25	--	9,230,000.00	9,230,000.00	05/01/25
27	304430027	OF	Beachwood	OH	Actual/360	4.600%	27,382.50	16,192.27	0.00	N/A	08/05/25	--	6,912,834.00	6,896,641.73	05/05/25
29	416000203	LO	Troutville	VA	Actual/360	4.760%	26,978.91	6,582,004.88	0.00	N/A	08/01/25	--	6,582,004.88	0.00	08/01/25
33	416000201	RT	Chillicothe	OH	Actual/360	4.426%	29,346.84	7,700,000.00	0.00	N/A	08/01/25	--	7,700,000.00	0.00	08/01/25
36	416000177	LO	Salt Lake City	UT	Actual/360	5.130%	25,367.30	5,742,455.76	0.00	N/A	08/01/25	--	5,742,455.76	0.00	08/01/25
39	416000206	MF	Atlanta	GA	Actual/360	4.710%	21,773.96	5,368,553.69	0.00	N/A	08/01/25	--	5,368,553.69	0.00	08/01/25
40	303161001	98	Miami	FL	Actual/360	4.220%	23,075.19	0.00	0.00	N/A	05/01/25	--	6,350,000.00	6,350,000.00	08/01/25
41	304430041	LO	Savannah	GA	Actual/360	5.574%	22,789.75	4,748,029.24	0.00	N/A	08/05/25	--	4,748,029.24	0.00	08/05/25
42	610929590	MF	El Paso	TX	Actual/360	4.330%	16,414.61	4,402,339.30	0.00	N/A	06/11/25	--	4,402,339.30	0.00	08/11/25
43	304430043	OF	Austin	TX	Actual/360	4.964%	21,111.28	10,966.14	0.00	N/A	08/05/25	--	4,938,824.50	4,927,858.36	07/05/25
45	416000208	RT	Wayland	MI	Actual/360	4.575%	19,598.80	4,974,839.69	0.00	N/A	08/01/25	--	4,974,839.69	0.00	08/01/25
46	416000199	OF	Sebring	FL	Actual/360	4.660%	18,967.67	9,425.33	0.00	N/A	08/01/25	--	4,726,817.20	4,717,391.87	07/01/25
49	303161011	MU	San Diego	CA	Actual/360	4.105%	18,911.51	0.00	0.00	N/A	06/01/25	--	5,350,000.00	5,350,000.00	07/01/25
66	610929588	MF	El Paso	TX	Actual/360	4.380%	8,588.31	2,277,060.69	0.00	N/A	06/11/25	--	2,277,060.69	0.00	08/11/25
67	416000204	RT	Sulphur	LA	Actual/360	4.540%	9,317.76	2,383,396.81	0.00	N/A	08/01/25	--	2,383,396.81	0.00	08/01/25
68	303161018	RT	San Diego	CA	Actual/360	4.420%	10,048.13	0.00	0.00	N/A	07/01/25	--	2,640,000.00	2,640,000.00	07/01/25
71	610929597	MF	El Paso	TX	Actual/360	4.480%	5,363.74	1,390,369.66	0.00	N/A	06/11/25	--	1,390,369.66	0.00	08/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
72	410929969	RT	Sandy Springs	GA	Actual/360	4.700%	4,293.34	1,060,811.72	0.00 N/A	08/11/25	--	1,060,811.72	0.00	08/11/25
Totals							1,154,429.63	147,606,032.81	0.00			299,598,365.99	151,992,333.18
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	2,042,118.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,031,402.85	822,454.95	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,748,531.00	1,526,588.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,059,567.82	0.00	--	--	--	0.00	0.00	80,761.67	80,761.67	0.00	0.00
9	2,208,355.30	396,509.34	01/01/25	03/31/25	--	0.00	0.00	81,364.16	81,364.16	0.00	0.00
11	357,076.42	0.00	--	--	08/11/25	7,447,409.71	26,171.64	28,866.69	163,738.78	0.00	0.00
13	1,866,220.67	432,086.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,748,551.00	1,681,470.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,284,514.56	524,797.77	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,450,823.18	374,227.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,129,220.49	201,481.83	01/01/25	03/31/25	08/11/25	4,849,761.64	17,197.52	15,135.56	97,134.47	0.00	0.00
27	1,058,020.86	681,003.67	01/01/24	09/30/24	--	0.00	0.00	43,396.49	130,370.14	69,077.02	0.00
29	882,436.44	921,371.43	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	840,538.94	213,133.09	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,302,271.57	1,410,192.84	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,747,240.20	410,061.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	436,455.00	109,113.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,525,029.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,091,699.66	567,190.73	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	436,450.29	123,250.95	01/01/25	03/31/25	--	0.00	0.00	31,992.36	31,992.36	0.00	0.00
45	762,741.67	498,790.75	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	148,802.85	0.00	--	--	--	0.00	0.00	28,311.59	28,311.59	0.00	0.00
49	648,483.18	192,450.42	01/01/25	03/31/25	--	0.00	0.00	18,819.37	18,819.37	0.00	0.00
66	644,706.37	296,169.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
67	297,935.80	78,533.08	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
68	337,189.87	132,605.14	01/01/25	06/30/25	--	0.00	0.00	10,002.66	10,002.66	0.00	0.00
71	289,514.87	144,811.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
72	153,959.80	40,847.90	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	32,487,740.36	13,821,258.86				12,297,171.35	43,369.16	338,650.55	642,495.20	69,077.02	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	310928804	39,904,367.08	Disposition	0.00	0.00
Totals		39,904,367.08		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	39,904,367.08	4.305288%	4.060477%	(1)
07/17/25	1	6,912,834.00	0	0.00	0	0.00	1	39,983,840.12	0	0.00	0	0.00	0	0.00	1	11,730,443.87	4.474751%	4.304147%	0
06/17/25	1	6,929,844.37	0	0.00	0	0.00	1	40,068,182.13	0	0.00	0	0.00	0	0.00	5	36,214,405.31	4.481823%	4.340933%	1
05/16/25	2	22,645,905.64	0	0.00	0	0.00	1	40,146,997.65	0	0.00	0	0.00	0	0.00	2	7,237,841.21	4.467806%	4.350838%	2
04/17/25	0	0.00	0	0.00	0	0.00	1	40,230,705.82	0	0.00	0	0.00	0	0.00	6	40,384,505.58	4.477294%	4.364792%	3
03/17/25	2	22,678,721.00	0	0.00	0	0.00	1	40,308,869.00	0	0.00	0	0.00	0	0.00	0	0.00	4.494574%	4.401736%	4
02/18/25	1	15,700,000.00	1	6,997,261.12	0	0.00	1	40,402,412.14	0	0.00	0	0.00	0	0.00	2	8,492,887.14	4.494740%	4.401900%	5
01/17/25	0	0.00	1	7,013,056.39	0	0.00	1	40,479,886.12	0	0.00	1	16,207,818.31	0	0.00	0	0.00	4.491238%	4.405102%	6
12/17/24	1	7,028,789.34	0	0.00	0	0.00	1	40,557,049.13	0	0.00	0	0.00	0	0.00	1	4,092,040.11	4.492844%	4.407840%	7
11/18/24	1	7,045,356.91	0	0.00	0	0.00	1	40,639,164.31	0	0.00	0	0.00	0	0.00	0	0.00	4.494799%	4.413409%	8
10/18/24	0	0.00	0	0.00	0	0.00	1	40,715,688.01	0	0.00	0	0.00	0	0.00	0	0.00	4.494914%	4.392690%	9
09/17/24	0	0.00	0	0.00	0	0.00	1	40,797,186.90	0	0.00	0	0.00	0	0.00	1	5,823,101.30	4.495034%	4.392782%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
8	303161008	07/01/25	0	5	80,761.67	80,761.67	0.00		14,339,053.03	08/05/25	0
9	303161020	07/01/25	0	5	81,364.16	81,364.16	0.00		14,113,051.46	06/05/25	13
11	303161012	05/01/25	2	5	28,866.69	163,738.78	10,154.75		15,700,000.00	02/04/25	2
25	303161010	05/01/25	2	5	15,135.56	97,134.47	48,232.59		9,230,000.00	11/12/24	13
27	304430027	05/05/25	2	5	43,396.49	130,370.14	123,340.91		6,945,905.64	11/25/24	2
43	304430043	07/05/25	0	5	31,992.36	31,992.36	0.00		4,938,824.50
46	416000199	07/01/25	0	5	28,311.59	28,311.59	0.00		4,726,817.20
49	303161011	07/01/25	0	5	18,819.37	18,819.37	0.00		5,350,000.00
68	303161018	07/01/25	0	5	10,002.66	10,002.66	0.00		2,640,000.00
Totals					338,650.55	642,495.20	181,728.25		77,983,651.83
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		151,992,333	74,133,996	77,858,338		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	151,992,333	120,165,691	0	31,826,642	0	0
Jul-25	299,598,366	228,593,658	38,004,938	17,299,770	15,700,000	0
Jun-25	380,956,197	317,239,997	6,929,844	34,736,356	22,050,000	0
May-25	458,212,961	429,217,055	22,645,906	0	6,350,000	0
Apr-25	488,526,561	488,526,561	0	0	0	0
Mar-25	529,924,259	491,101,635	22,678,721	0	16,143,903	0
Feb-25	531,136,998	508,439,737	15,700,000	6,997,261	0	0
Jan-25	556,760,646	549,747,590	0	7,013,056	0	0
Dec-24	569,468,059	562,439,270	7,028,789	0	0	0
Nov-24	574,286,932	567,241,575	7,045,357	0	0	0
Oct-24	575,353,763	575,353,763	0	0	0	0
Sep-24	576,479,666	576,479,666	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304430001	38,602,277.14	38,602,277.14	64,200,000.00	05/31/24	1,791,348.50	1.24650	03/31/25	07/05/25	238
1A	304430002	17,174,402.09	17,174,402.09	64,200,000.00	05/31/24		1.66000	--	07/05/25	238
2	310928804	0.00	-	63,000,000.00	12/06/24	776,174.45	1.07520	03/31/25	08/11/25	239
8	303161008	14,310,434.93	14,339,053.03	22,000,000.00	03/18/15	865,397.82	0.88550	12/31/24	06/01/25	239
9	303161020	14,086,010.79	14,113,051.46	22,000,000.00	06/01/15	296,579.34	1.21140	03/31/25	07/01/25	239
11	303161012	15,700,000.00	15,700,000.00	8,900,000.00	07/11/25	269,229.42	0.41120	12/31/24	06/01/25	I/O
25	303161010	9,230,000.00	9,230,000.00	4,400,000.00	07/17/25	166,914.83	1.71940	03/31/25	06/01/25	I/O
27	304430027	6,896,641.73	6,945,905.64	11,400,000.00	05/26/15	583,099.42	1.48680	09/30/24	08/05/25	239
Totals		115,999,766.68	116,104,689.36	260,100,000.00		4,748,743.78

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304430001	RT	VA	03/20/25	4

The Loan has been returned to the Master Servicer. Borrower has executed a new PNL and has made an initial proposal for an extension which was rejected by Lender; Lender counter offer has been proposed and accepted. Lender and

	Borrower are preparing documents for a forbearance.

1A	304430002	Various	Various	03/20/25	4

The Loan has been returned to the Master Servicer. Borrower has executed a new PNL and has made an initial proposal for an extension which was rejected by Lender; Lender counter offer has been proposed and accepted. Lender and

	Borrower are preparing documents for a forbearance.

2	310928804	RT	NV	06/01/20	11

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. A Reinstatement Agreement was executed in September 2022 and the Loan was brought current. Special Servicer is monitoring performance and lease up, including the non-collateral former Von's space which is estimated to be back-filled by June 2025. Borrower is also working on obtaining refi given the upcoming maturity on 8/11/2025. Borrower has provided leasing

	updates. Property continues to perform an d loan is expected to payoff.

8	303161008	OF	VA	08/05/25	0
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

9	303161020	OF	IN	06/05/25	13

The loan transferred to special servicing on 6/6/2025 for imminent monetary default. The loan matured matured 7/1/2025. Borrower executed PNL 7/16/25. Special Servicer has engaged counsel and is evaluating next steps.

11	303161012	MU	CA	02/04/25	2
	Loan transferred to Special Servicing 2/18/25. Hello Letter & PNL shared 2/21/25. PNL has been executed. Preparing for foreclosure and seeking appointment of a Receiver.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
25	303161010	OF	MN	11/12/24	13

The loan transferred to Special Servicing on 11/12/2024 for imminent monetary default. The loan matured on 6/1/2025. Borrower has communicated its intend to transfer title back to Lender. SS has engaged counsel to discuss next steps. FC

AAM has been approved. Borrower to complete parking lot repair work prior to Lender taking title. Parking lot assessment is being evaluated.

27	304430027	OF	OH	11/25/24	2

The loan transferred to Special Servicing on 11/25/2024 due to payment default. Special Servicer has received approval to initiate the foreclosure process. Foreclosure complaint has been filed and a receiver has been appointed. Receiver is evaluating the property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304430001	0.00	4.35200%	0.00	4.35200%	10	03/28/24	03/28/24	--
1A	304430002	0.00	4.35200%	0.00	4.35200%	10	03/28/24	03/28/24	--
2	310928804	0.00	4.68000%	0.00	4.68000%	8	09/30/22	09/30/22	--
6	304430006	0.00	4.82260%	0.00	4.82260%	10	12/31/24	12/31/24	--
26	304430026	7,546,589.99	5.00000%	7,546,589.99	5.00000%	10	06/28/21	04/01/21	--
Totals		7,546,589.99		7,546,589.99
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	310928804	08/15/25	39,983,840.12	63,000,000.00	41,438,895.25	1,455,055.13	41,438,895.25	39,983,840.12	0.00	0.00	0.00	0.00	0.00%
6	304430006	04/17/25	16,143,902.70	27,000,000.00	16,624,206.75	480,304.05	16,624,206.75	16,143,902.70	0.00	0.00	0.00	0.00	0.00%
19	416000209	08/16/24	9,523,745.58	5,900,000.00	3,006,650.65	2,336,651.74	3,006,650.65	669,998.91	8,853,746.72	0.00	89,170.82	8,764,575.90	77.90%
22	304430022	02/18/20	9,506,659.05	8,500,000.00	6,636,156.26	1,755,028.88	6,636,156.26	4,881,127.38	4,625,531.67	0.00	380,715.25	4,244,816.42	40.42%
26	304430026	04/17/25	6,120,034.09	10,600,000.00	6,892,330.45	772,296.29	6,892,330.45	6,120,034.16	0.00	0.00	0.00	0.00	0.00%
50	304430050	08/17/21	4,484,219.51	3,300,000.00	5,010,253.74	878,026.83	5,010,253.74	4,132,226.91	351,992.60	0.00	113,175.33	238,817.27	4.65%
52	303161003	10/18/19	5,100,000.00	4,300,000.00	3,948,333.11	1,082,364.71	3,948,333.11	2,865,968.40	2,234,031.60	0.00	100,001.71	2,134,029.89	41.84%
60	304120001	10/18/19	4,070,000.00	322,000,000.00	4,085,906.72	56,766.48	4,085,906.72	4,029,140.24	40,859.76	0.00	20,467.87	20,391.89	0.50%
Current Period Totals			39,983,840.12	63,000,000.00	41,438,895.25	1,455,055.13	41,438,895.25	39,983,840.12	0.00	0.00	0.00	0.00
Cumulative Totals			94,932,401.05	444,600,000.00	87,642,732.93	8,816,494.11	87,642,732.93	78,826,238.82	16,106,162.35	0.00	703,530.98	15,402,631.37

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
2	310928804	08/15/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	304430006	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	416000209	03/17/25	0.00	0.00	8,764,575.90	0.00	0.00	(89,170.82)	0.00	0.00	8,764,575.90
		08/16/24	0.00	0.00	8,853,746.72	0.00	0.00	8,853,746.72	0.00	0.00
22	304430022	05/17/24	0.00	0.00	4,244,816.42	0.00	0.00	288.92	0.00	0.00	4,244,816.42
		07/17/23	0.00	0.00	4,244,527.50	0.00	0.00	(1,090.98)	0.00	0.00
		04/17/23	0.00	0.00	4,245,618.48	0.00	0.00	(9,090.35)	0.00	0.00
		10/17/22	0.00	0.00	4,254,708.83	0.00	0.00	197.39	0.00	0.00
		12/17/21	0.00	0.00	4,254,511.44	0.00	0.00	(113,930.20)	0.00	0.00
		05/15/20	0.00	0.00	4,368,441.64	0.00	0.00	(257,090.03)	0.00	0.00
		02/18/20	0.00	0.00	4,625,531.67	0.00	0.00	4,625,531.67	0.00	0.00
26	304430026	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	304430050	04/17/25	0.00	0.00	238,817.27	0.00	0.00	(189.94)	0.00	0.00	238,817.27
		05/17/23	0.00	0.00	239,007.21	0.00	0.00	(112,985.39)	0.00	0.00
		08/17/21	0.00	0.00	351,992.60	0.00	0.00	351,992.60	0.00	0.00
52	303161003	07/17/23	0.00	0.00	2,134,029.89	0.00	0.00	(113.00)	0.00	0.00	2,134,029.89
		09/16/22	0.00	0.00	2,134,142.89	0.00	0.00	4.41	0.00	0.00
		04/18/22	0.00	0.00	2,134,138.48	0.00	0.00	338.38	0.00	0.00
		08/17/21	0.00	0.00	2,133,800.10	0.00	0.00	166.18	0.00	0.00
		01/15/21	0.00	0.00	2,133,633.92	0.00	0.00	2,108.00	0.00	0.00
		05/15/20	0.00	0.00	2,131,525.92	0.00	0.00	(1,904.95)	0.00	0.00
		12/17/19	0.00	0.00	2,133,430.87	0.00	0.00	(100,600.73)	0.00	0.00
		10/18/19	0.00	0.00	2,234,031.60	0.00	0.00	2,234,031.60	0.00	0.00
60	304120001	11/18/21	0.00	0.00	20,391.89	0.00	0.00	(60.45)	0.00	0.00	20,449.31
		02/18/20	0.00	0.00	20,452.34	0.00	(57.42)	(20,350.00)	0.00	0.00
		10/18/19	0.00	0.00	40,859.76	0.00	0.00	40,859.76	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	15,402,631.37	0.00	(57.42)	15,402,688.79	0.00	0.00	15,402,688.79

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	(282,474.62)	0.00	0.00	(989,749.29)	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	3,500.00	0.00	0.00	26,171.64	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	17,197.52	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	47,715.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	92.81	0.00	0.00	0.00
Total	0.00	0.00	(268,474.62)	0.00	47,715.60	(946,380.13)	0.00	0.00	92.81	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(1,167,046.34)

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30